Related party transactions - Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Carrying amount	€ 3,822	€ 3,766
Share of results	12	11	€ 18
Dividend income	1	1	1
Share of shareholders' equity	145	128	116
Sales	167	117	62
Purchases	(159)	(252)	(322)
Receivables	58	41	13
Payables	(32)	(19)	€ (38)
Nokia Untersttzungsgesellschaft GmbH
Related party transactions
Carrying amount	€ 69	69
Interest rate (as percentage)	6.00%
Notice period	90 days
HMD
Related party transactions
Term of non-exclusive license to patents			10 years
Associates
Related party transactions
Financing commitments	€ 20	€ 20